Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Operating expenses
General and administrative expenses	$ 684,895	$ 161,331	$ 2,375,120	$ 285,958	$ 396,434	$ 42,918
Professional fees	532,963	124,800	1,350,749	311,637	438,461	349,031
Total operating expenses	1,217,858	286,131	3,725,869	597,595	834,895	391,949
Operating loss	(1,217,858)	(286,131)	(3,725,869)	(597,595)	(834,895)	(391,949)
Other income (expenses)
Patent infringement income	95,000		108,096
Interest income		3	6	8	13	7
Change in fair value of earnout shares liability	579		1,052,494		18,731,514
Change in fair value of warrants liability	(319,983)		(667,630)		(397,553)
Loss on settlement of debt			(598,324)
Forbearance fee expense					(13,226,926)
Interest expense	(2,817,337)	(29,618)	(3,523,515)	(127,892)	(168,886)	(109,353)
Total other income (expense)	(3,041,741)	(29,615)	(3,628,873)	(127,884)	4,938,162	(109,346)
Income (loss) before income tax expense	(4,259,599)	(315,746)	(7,354,742)	(725,479)	4,103,267	(501,295)
Income tax expense					(200)
Net income (loss)	$ (4,259,599)	$ (315,746)	$ (7,354,742)	$ (725,479)	$ 4,103,067	$ (501,295)
Income (loss) per share, class A common stock - basic	$ (0.10)	$ (0.05)	$ (0.33)	$ (0.14)	$ 0.73	$ (0.26)
Weighted average number of shares of class A common stock - basic	41,374,873	6,145,000	22,316,913	5,075,566	5,640,991	1,893,001
Income (loss) per share, class A common stock - diluted	$ (0.10)	$ (0.05)	$ (0.33)	$ (0.14)	$ 0.13	$ (0.26)
Weighted average number of shares of class A common stock - diluted	41,374,873	6,145,000	22,316,913	5,075,566	32,175,764	1,893,001